UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - .6%
Aptiv	28,618		2,431,671
BorgWarner	22,363		1,123,293
Ford Motor	427,091		4,732,168
General Motors	138,929		5,048,680
Goodyear Tire & Rubber	28,219		750,061
Harley-Davidson	17,507	[a]	750,700
			14,836,573
Banks - 6.5%
Bank of America	1,052,280		31,557,877
BB&T	85,546		4,451,814
Citigroup	282,916		19,096,830
Citizens Financial Group	54,827		2,301,637
Comerica	19,575		1,877,830
Fifth Third Bancorp	78,405		2,489,359
Huntington Bancshares	119,284		1,801,188
JPMorgan Chase & Co.	377,349		41,497,070
KeyCorp	119,015		2,326,743
M&T Bank	16,716		3,081,762
People's United Financial	38,166		712,178
PNC Financial Services Group	52,011		7,866,144
Regions Financial	123,681		2,297,993
SunTrust Banks	52,602		3,579,040
SVB Financial Group	4,824	[b]	1,157,808
U. S. Bancorp	173,395		8,756,448
Wells Fargo & Co.	482,715		25,299,093
Zions Bancorporation	22,529		1,187,954
			161,338,768
Capital Goods - 7.4%
3M	65,474		14,372,852
A.O. Smith	16,392		1,042,367
Acuity Brands	4,798	[a]	667,834
Allegion	10,025		855,032
AMETEK	24,852		1,888,006
Arconic	46,382		1,068,641
Boeing	60,826		19,943,629
Caterpillar	65,672		9,678,739
Cummins	16,801		2,723,274
Deere & Co.	35,573		5,525,198
Dover	16,589		1,629,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 7.4% (continued)
Eaton	48,745		3,895,213
Emerson Electric	69,918		4,775,399
Fastenal	31,540	[a]	1,721,769
Flowserve	15,282		662,169
Fluor	16,243		929,424
Fortive	32,720		2,536,454
Fortune Brands Home & Security	16,896		995,005
General Dynamics	30,303		6,693,933
General Electric	954,136		12,861,753
Harris	13,158		2,122,122
Honeywell International	82,698		11,950,688
Huntington Ingalls Industries	5,004		1,289,831
Illinois Tool Works	33,943		5,317,510
Ingersoll-Rand	26,735		2,286,110
Jacobs Engineering Group	12,514		740,203
Johnson Controls International	100,144		3,529,075
L3 Technologies	8,573		1,783,184
Lockheed Martin	27,480		9,286,316
Masco	34,424		1,392,107
Northrop Grumman	19,068		6,657,020
PACCAR	38,762		2,564,882
Parker-Hannifin	14,460		2,473,094
Pentair	17,992		1,225,795
Quanta Services	17,734	[b]	609,163
Raytheon	31,814		6,866,097
Rockwell Automation	14,384		2,505,693
Rockwell Collins	18,024		2,430,536
Roper Technologies	11,346		3,184,709
Snap-on	6,105		900,732
Stanley Black & Decker	16,704		2,559,053
Textron	28,154		1,660,241
TransDigm Group	5,153		1,581,662
United Rentals	9,401	[b]	1,623,835
United Technologies	81,570		10,263,137
W.W. Grainger	5,493	[a]	1,550,509
Xylem	19,315		1,485,710
			184,305,077
Commercial & Professional Services - .6%
Cintas	9,477		1,616,587
Equifax	13,108		1,544,253
IHS Markit	39,241	[b]	1,892,986
Nielsen Holdings	37,242		1,183,923
Republic Services	25,765		1,706,416
Robert Half International	14,047		813,181

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Commercial & Professional Services - .6% (continued)
Stericycle	8,923	[a,b]	522,263
Verisk Analytics	16,784	[b]	1,745,536
Waste Management	43,385		3,649,546
			14,674,691
Consumer Durables & Apparel - 1.2%
D.R. Horton	36,408		1,596,127
Garmin	11,458	[a]	675,220
Hanesbrands	38,936	[a]	717,201
Hasbro	12,386		1,044,140
Leggett & Platt	15,324		679,773
Lennar, Cl. A	29,787		1,755,646
Mattel	38,123	[a]	501,317
Michael Kors Holdings	17,597	[b]	1,092,422
Mohawk Industries	6,782	[b]	1,574,916
Newell Brands	53,082		1,352,529
NIKE, Cl. B	143,284		9,519,789
PulteGroup	28,365		836,484
PVH	8,737		1,323,044
Ralph Lauren	5,763		644,303
Tapestry	30,649		1,612,444
Under Armour, Cl. A	19,428	[a,b]	317,648
Under Armour, Cl. C	19,567	[a,b]	280,786
VF	35,833		2,655,942
Whirlpool	7,974		1,220,899
			29,400,630
Consumer Services - 1.8%
Carnival	44,906		2,944,935
Chipotle Mexican Grill	2,767	[a,b]	894,045
Darden Restaurants	13,862		1,181,736
H&R Block	23,352		593,374
Hilton Worldwide Holdings	22,812		1,796,673
Marriott International, Cl. A	33,049		4,494,003
McDonald's	87,210		13,637,900
MGM Resorts International	56,427		1,976,074
Norwegian Cruise Line Holdings	22,572	[b]	1,195,639
Royal Caribbean Cruises	18,344		2,159,823
Starbucks	154,601		8,949,852
Wyndham Worldwide	10,765		1,231,839
Wynn Resorts	8,744		1,594,556
Yum! Brands	37,604		3,201,229
			45,851,678
Diversified Financials - 5.6%
Affiliated Managers Group	6,085		1,153,594
American Express	79,549		7,420,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Diversified Financials - 5.6% (continued)
Ameriprise Financial	16,549		2,448,259
Bank of New York Mellon	111,478		5,744,461
Berkshire Hathaway, Cl. B	211,508	[b]	42,191,616
BlackRock	13,564		7,347,890
Capital One Financial	53,653		5,141,030
CBOE Global Markets	12,045		1,374,335
Charles Schwab	131,145		6,848,392
CME Group	37,097		6,000,069
Discover Financial Services	39,348		2,830,302
E*TRADE Financial	28,698	[b]	1,590,156
Franklin Resources	36,987	[a]	1,282,709
Goldman Sachs Group	38,820		9,777,205
Intercontinental Exchange	64,603		4,685,010
Invesco	46,009		1,472,748
Leucadia National	35,715		811,802
Moody's	18,077		2,915,820
Morgan Stanley	151,758		8,188,862
Nasdaq	12,808		1,104,306
Navient	32,964		432,488
Northern Trust	23,482		2,421,699
Raymond James Financial	14,233		1,272,573
S&P Global	28,134		5,375,282
State Street	40,720		4,061,006
Synchrony Financial	78,706		2,639,012
T. Rowe Price Group	26,871		2,901,262
			139,432,219
Energy - 5.7%
Anadarko Petroleum	59,378		3,587,025
Andeavor	15,869		1,595,787
Apache	41,830	[a]	1,609,618
Baker Hughes	47,474		1,318,353
Cabot Oil & Gas	52,605		1,261,468
Chevron	209,914		23,938,593
Cimarex Energy	10,074		941,919
Concho Resources	16,142	[b]	2,426,627
ConocoPhillips	130,634		7,745,290
Devon Energy	57,596		1,830,977
EOG Resources	63,647		6,700,120
EQT	26,339		1,251,366
Exxon Mobil	465,661		34,742,967
Halliburton	95,629		4,488,825
Helmerich & Payne	11,479		764,042
Hess	28,894		1,462,614
Kinder Morgan	211,334		3,182,690

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 5.7% (continued)
Marathon Oil	91,368		1,473,766
Marathon Petroleum	52,255		3,820,363
National Oilwell Varco	42,029	[a]	1,547,087
Newfield Exploration	21,473	[b]	524,371
Noble Energy	53,396		1,617,899
Occidental Petroleum	84,571		5,493,732
ONEOK	45,251		2,575,687
Phillips 66	46,039		4,416,061
Pioneer Natural Resources	18,680		3,208,850
Range Resources	20,610	[a]	299,669
Schlumberger	152,137		9,855,435
TechnipFMC	48,278		1,421,787
Valero Energy	48,598		4,508,436
Williams Cos.	91,425		2,272,826
			141,884,250
Food & Staples Retailing - 1.7%
Costco Wholesale	47,987		9,042,190
CVS Health	111,515		6,937,348
Kroger	99,052		2,371,305
Sysco	51,727		3,101,551
Walgreens Boots Alliance	93,740		6,137,158
Wal-Mart Stores	159,610		14,200,502
			41,790,054
Food, Beverage & Tobacco - 4.2%
Altria Group	208,698		13,006,059
Archer-Daniels-Midland	61,920		2,685,470
Brown-Forman, Cl. B	28,665		1,559,376
Campbell Soup	21,360	[a]	925,102
Coca-Cola	421,571		18,308,829
Conagra Brands	43,604		1,608,116
Constellation Brands, Cl. A	18,693		4,260,509
Dr. Pepper Snapple Group	19,356		2,291,363
General Mills	62,767		2,828,281
Hershey	15,518		1,535,661
Hormel Foods	30,264	[a]	1,038,660
J.M. Smucker	12,040		1,493,080
Kellogg	27,970	[a]	1,818,330
Kraft Heinz	66,193		4,123,162
McCormick & Co.	13,298		1,414,774
Molson Coors Brewing, Cl. B	20,434		1,539,293
Mondelez International, Cl. A	163,243		6,812,130
Monster Beverage	44,859	[b]	2,566,383
PepsiCo	156,285		17,058,508
Philip Morris International	169,998		16,897,801

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Food, Beverage & Tobacco - 4.2% (continued)
Tyson Foods, Cl. A	32,172		2,354,669
			106,125,556
Health Care Equipment & Services - 5.6%
Abbott Laboratories	191,738		11,488,941
Aetna	35,605		6,017,245
Align Technology	7,929	[b]	1,991,210
AmerisourceBergen	17,279		1,489,623
Anthem	28,363		6,231,351
Baxter International	54,380		3,536,875
Becton Dickinson & Co.	29,125		6,311,388
Boston Scientific	152,316	[b]	4,161,273
Cardinal Health	34,296		2,149,673
Centene	18,625	[b]	1,990,454
Cerner	34,219	[b]	1,984,702
Cigna	27,231		4,567,728
Cooper	5,368		1,228,252
Danaher	67,711		6,629,584
DaVita	16,644	[b]	1,097,505
DENTSPLY SIRONA	24,709		1,243,110
Edwards Lifesciences	23,492	[b]	3,277,604
Envision Healthcare	12,906	[b]	495,978
Express Scripts Holding	62,670	[b]	4,329,244
HCA Healthcare	31,087		3,015,439
Henry Schein	16,532	[a,b]	1,111,116
Hologic	30,448	[b]	1,137,537
Humana	15,169		4,077,882
IDEXX Laboratories	9,280	[b]	1,776,099
Intuitive Surgical	12,328	[b]	5,089,368
Laboratory Corporation of America
Holdings	11,379	[b]	1,840,553
McKesson	22,643		3,189,719
Medtronic	148,863		11,941,790
Quest Diagnostics	15,502		1,554,851
ResMed	15,817		1,557,500
Stryker	35,179		5,661,005
UnitedHealth Group	106,201		22,727,014
Universal Health Services, Cl. B	9,837		1,164,799
Varian Medical Systems	10,326	[b]	1,266,484
Zimmer Biomet Holdings	22,039		2,403,133
			139,736,029
Household & Personal Products - 1.6%
Church & Dwight	26,853		1,352,317
Clorox	14,112		1,878,448
Colgate-Palmolive	96,607		6,924,790

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Household & Personal Products - 1.6% (continued)
Coty, Cl. A	52,084		953,137
Estee Lauder, Cl. A	24,638		3,688,801
Kimberly-Clark	38,755		4,268,088
Procter & Gamble	277,186		21,975,306
			41,040,887
Insurance - 2.6%
Aflac	86,504		3,785,415
Allstate	39,722		3,765,646
American International Group	98,794		5,376,369
Aon	26,987		3,787,086
Arthur J. Gallagher & Co.	19,351		1,329,994
Assurant	5,732		523,962
Brighthouse Financial	10,989		564,835
Chubb	51,072		6,985,117
Cincinnati Financial	16,411		1,218,681
Everest Re Group	4,573		1,174,438
Hartford Financial Services Group	39,845		2,052,814
Lincoln National	24,240		1,770,974
Loews	29,459		1,464,996
Marsh & McLennan Cos.	55,540		4,587,049
MetLife	114,066		5,234,489
Principal Financial Group	29,189		1,777,902
Progressive	63,327		3,858,514
Prudential Financial	46,842		4,850,489
Torchmark	12,317		1,036,722
Travelers	29,655		4,117,893
Unum Group	24,516		1,167,207
Willis Towers Watson	14,289		2,174,643
XL Group	28,033		1,549,104
			64,154,339
Materials - 2.8%
Air Products & Chemicals	24,219		3,851,548
Albemarle	12,351		1,145,432
Avery Dennison	9,321		990,356
Ball	38,369	[a]	1,523,633
CF Industries Holdings	26,348		994,110
DowDuPont	256,158		16,319,826
Eastman Chemical	15,643		1,651,588
Ecolab	28,785		3,945,560
FMC	14,412		1,103,527
Freeport-McMoRan	146,998		2,582,755
International Flavors & Fragrances	8,669		1,186,873
International Paper	45,571		2,434,859
LyondellBasell Industries, Cl. A	35,978		3,802,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 2.8% (continued)
Martin Marietta Materials	6,753		1,399,897
Monsanto	47,952		5,595,519
Mosaic	38,528		935,460
Newmont Mining	58,902		2,301,301
Nucor	34,778		2,124,588
Packaging Corporation of America	10,502		1,183,575
PPG Industries	27,573		3,077,147
Praxair	31,464		4,540,255
Sealed Air	18,856		806,848
Sherwin-Williams	9,054		3,550,254
Vulcan Materials	14,486		1,653,867
WestRock	28,482		1,827,723
			70,528,656
Media - 2.5%
CBS, Cl. B	38,053		1,955,544
Charter Communications, Cl. A	20,487	[b]	6,375,964
Comcast, Cl. A	510,900		17,457,453
Discovery Communications, Cl. A	16,443	[b]	352,373
Discovery Communications, Cl. C	33,212	[b]	648,307
DISH Network, Cl. A	25,077	[b]	950,168
Interpublic Group of Companies	44,934		1,034,830
News Corp., Cl. A	41,502		655,732
News Corp., Cl. B	11,398		183,508
Omnicom Group	25,194		1,830,848
Time Warner	85,759		8,111,086
Twenty-First Century Fox, Cl. A	114,557		4,203,096
Twenty-First Century Fox, Cl. B	48,556		1,765,982
Viacom, Cl. B	38,705		1,202,177
Walt Disney	165,638		16,636,681
			63,363,749
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
AbbVie	175,185		16,581,260
Agilent Technologies	34,983		2,340,363
Alexion Pharmaceuticals	24,909	[b]	2,776,357
Allergan	36,757		6,185,836
Amgen	73,822		12,585,175
Biogen	23,033	[b]	6,306,896
Bristol-Myers Squibb	178,631		11,298,411
Celgene	82,908	[b]	7,396,223
Eli Lilly & Co.	106,271		8,222,187
Gilead Sciences	143,139		10,791,249
Illumina	16,086	[b]	3,803,052
Incyte	19,295	[b]	1,607,852
IQVIA Holdings	16,454	[b]	1,614,302

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
(continued)
Johnson & Johnson	294,847		37,784,643
Merck & Co.	296,501		16,150,409
Mettler-Toledo International	2,793	[b]	1,606,059
Mylan	57,734	[b]	2,376,909
Nektar Therapeutics	17,421	[b]	1,851,155
PerkinElmer	11,882		899,705
Perrigo	14,592		1,216,097
Pfizer	653,182		23,181,429
Regeneron Pharmaceuticals	8,476	[b]	2,918,795
Thermo Fisher Scientific	44,152		9,115,622
Vertex Pharmaceuticals	27,538	[b]	4,488,143
Waters	8,814	[b]	1,750,901
Zoetis	52,698		4,400,810
			199,249,840
Real Estate - 2.7%
Alexandria Real Estate Equities	11,116	[a,c]	1,388,277
American Tower	48,430	[c]	7,038,816
Apartment Investment & Management,
Cl. A	16,786	[c]	684,030
AvalonBay Communities	15,230	[c]	2,504,726
Boston Properties	17,051	[c]	2,101,024
CBRE Group, Cl. A	32,835	[b]	1,550,469
Crown Castle International	45,560	[c]	4,993,832
Digital Realty Trust	22,579	[c]	2,379,375
Duke Realty	39,592	[c]	1,048,396
Equinix	8,630	[c]	3,608,548
Equity Residential	40,708	[c]	2,508,427
Essex Property Trust	7,293	[c]	1,755,279
Extra Space Storage	13,442	[c]	1,174,293
Federal Realty Investment Trust	8,023	[c]	931,551
GGP	68,028	[c]	1,391,853
HCP	51,348	[c]	1,192,814
Host Hotels & Resorts	81,659	[c]	1,522,124
Iron Mountain	30,895	[c]	1,015,210
Kimco Realty	46,220	[c]	665,568
Macerich	12,041	[c]	674,537
Mid-America Apartment Communities	12,512	[c]	1,141,595
Prologis	58,455	[c]	3,682,080
Public Storage	16,500	[c]	3,306,435
Realty Income	29,999	[c]	1,551,848
Regency Centers	16,163	[c]	953,294
SBA Communications	13,011	[b,c]	2,223,840
Simon Property Group	34,110	[c]	5,264,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Real Estate - 2.7% (continued)
SL Green Realty	10,769	[c]	1,042,762
UDR	28,506	[c]	1,015,384
Ventas	38,685	[c]	1,916,068
Vornado Realty Trust	19,247	[c]	1,295,323
Welltower	40,073	[c]	2,181,173
Weyerhaeuser	82,470	[c]	2,886,450
			68,590,280
Retailing - 6.4%
Advance Auto Parts	7,908		937,493
Amazon. com	44,155	[b]	63,907,298
AutoZone	3,043	[b]	1,973,964
Best Buy	28,662		2,006,053
Booking Holdings	5,320	[b]	11,067,675
CarMax	19,963	[b]	1,236,508
Dollar General	28,438		2,660,375
Dollar Tree	25,671	[b]	2,436,178
Expedia	13,270	[a]	1,465,141
Foot Locker	12,703		578,495
Gap	22,379		698,225
Genuine Parts	15,594		1,400,965
Home Depot	128,171		22,845,199
Kohl's	17,840	[a]	1,168,698
L Brands	26,581		1,015,660
LKQ	33,545	[b]	1,273,033
Lowe's	91,127		7,996,394
Macy's	34,119	[a]	1,014,699
Netflix	47,663	[b]	14,077,267
Nordstrom	12,959		627,345
O'Reilly Automotive	9,173	[b]	2,269,217
Ross Stores	42,600		3,321,948
Target	60,122		4,174,270
The TJX Companies	70,268		5,731,058
Tiffany & Co.	11,495		1,122,602
Tractor Supply	14,530		915,681
TripAdvisor	11,867	[b]	485,242
Ulta Beauty	6,504	[b]	1,328,572
			159,735,255
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices	86,021	[a,b]	864,511
Analog Devices	40,173		3,660,966
Applied Materials	115,589		6,427,904
Broadcom	45,105		10,628,993
Intel	513,568		26,746,621
KLA-Tencor	17,057		1,859,384

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Semiconductors & Semiconductor Equipment - 4.1%
(continued)
Lam Research	17,979		3,652,614
Microchip Technology	25,476	[a]	2,327,487
Micron Technology	126,655	[b]	6,603,792
NVIDIA	66,227		15,337,511
Qorvo	14,255	[b]	1,004,265
QUALCOMM	161,675		8,958,412
Skyworks Solutions	20,775		2,082,902
Texas Instruments	107,971		11,217,107
Xilinx	27,833		2,010,656
			103,383,125
Software & Services - 14.6%
Accenture, Cl. A	67,874		10,418,659
Activision Blizzard	83,250		5,616,045
Adobe Systems	54,142	[b]	11,699,003
Akamai Technologies	19,438	[b]	1,379,709
Alliance Data Systems	5,341		1,136,885
Alphabet, Cl. A	32,802	[b]	34,020,266
Alphabet, Cl. C	33,446	[b]	34,509,248
ANSYS	9,519	[b]	1,491,532
Autodesk	23,748	[b]	2,982,274
Automatic Data Processing	48,877		5,546,562
CA	34,589		1,172,567
Cadence Design Systems	30,780	[b]	1,131,781
Citrix Systems	14,313	[b]	1,328,246
Cognizant Technology Solutions, Cl. A	64,293		5,175,587
CSRA	17,455		719,670
DXC Technology	31,414		3,158,049
eBay	103,678	[b]	4,172,003
Electronic Arts	34,184	[b]	4,144,468
Facebook, Cl. A	263,286	[b]	42,070,470
Fidelity National Information Services	36,765		3,540,470
Fiserv	46,212	[b]	3,295,378
Gartner	9,995	[b]	1,175,612
Global Payments	16,885		1,883,015
International Business Machines	94,190		14,451,572
Intuit	26,733		4,634,166
Mastercard, Cl. A	101,844		17,838,995
Microsoft	846,269		77,238,972
Oracle	333,015		15,235,436
Paychex	35,038		2,157,990
PayPal Holdings	123,879	[b]	9,398,700
Red Hat	19,572	[b]	2,926,210
salesforce.com	75,574	[b]	8,789,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 14.6% (continued)
Symantec	67,838		1,753,612
Synopsys	16,622	[b]	1,383,615
Take-Two Interactive Software	10,291	[b]	1,006,254
Total System Services	18,390		1,586,321
VeriSign	8,730	[a,b]	1,035,029
Visa, Cl. A	198,168	[a]	23,704,856
Western Union	50,367		968,557
			365,877,040
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	34,110		2,937,894
Apple	559,085		93,803,281
Cisco Systems	530,237		22,741,865
Corning	96,240		2,683,171
F5 Networks	6,884	[b]	995,495
FLIR Systems	14,867		743,499
Hewlett Packard Enterprise	176,573		3,097,090
HP	183,469		4,021,640
IPG Photonics	4,114	[b]	960,125
Juniper Networks	38,038		925,465
Motorola Solutions	18,353		1,932,571
NetApp	28,911		1,783,520
Seagate Technology	32,787	[a]	1,918,695
TE Connectivity	38,189		3,815,081
Western Digital	32,384		2,988,072
Xerox	23,627		679,985
			146,027,449
Telecommunication Services - 1.9%
AT&T	672,826		23,986,247
CenturyLink	105,823		1,738,672
Verizon Communications	452,249		21,626,547
			47,351,466
Transportation - 2.1%
Alaska Air Group	13,466	[a]	834,353
American Airlines Group	45,690	[a]	2,374,052
CH Robinson Worldwide	15,780		1,478,744
CSX	98,752		5,501,474
Delta Air Lines	71,326		3,909,378
Expeditors International of Washington	20,041		1,268,595
FedEx	26,883		6,454,877
J.B. Hunt Transport Services	8,867		1,038,769
Kansas City Southern	10,783		1,184,513
Norfolk Southern	31,601		4,290,784
Southwest Airlines	60,815		3,483,483
Union Pacific	86,015		11,562,996

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Transportation - 2.1% (continued)
United Continental Holdings	27,074	[b]	1,880,831
United Parcel Service, Cl. B	75,385		7,889,794
			53,152,643
Utilities - 2.8%
AES	69,607		791,432
Alliant Energy	24,975		1,020,479
Ameren	26,777		1,516,382
American Electric Power	54,700		3,751,873
American Water Works	19,569		1,607,202
CenterPoint Energy	48,559		1,330,517
CMS Energy	30,993		1,403,673
Consolidated Edison	33,426		2,605,222
Dominion Resources	71,585		4,826,977
DTE Energy	19,573		2,043,421
Duke Energy	76,537		5,929,321
Edison International	35,563		2,263,941
Entergy	19,984		1,574,340
Eversource Energy	35,120		2,069,270
Exelon	104,941		4,093,748
FirstEnergy	48,902		1,663,157
NextEra Energy	51,807		8,461,637
NiSource	35,898	[a]	858,321
NRG Energy	33,148		1,012,008
PG&E	56,805		2,495,444
Pinnacle West Capital	12,226		975,635
PPL	75,138		2,125,654
Public Service Enterprise Group	55,264		2,776,463
SCANA	15,778		592,464
Sempra Energy	27,505		3,059,106
Southern	109,924		4,909,206
WEC Energy Group	35,216	[a]	2,208,043
Xcel Energy	56,160		2,554,157
			70,519,093
Total Common Stocks (cost $880,462,286)			2,472,349,347
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.64%, 6/7/18
(cost $1,455,539)	1,460,000	[d]	1,455,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon
	Rate (%)
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $26,003,283)	1.64	26,003,283 [e]	26,003,283

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $3,734,803)	1.66	3,734,803 [e]	3,734,803
Total Investments (cost $911,655,911)		100.1%	2,503,542,998
Liabilities, Less Cash and Receivables		(.1%)	(1,606,702)
Net Assets		100.0%	2,501,936,296

[a]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $57,063,273 and the value of the collateral held by the fund was $57,408,508, consisting of cash collateral of $3,734,803 and U.S. Government & Agency securities valued at $53,673,705.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,455,138,516	-	-	2,455,138,516
Equity Securities—
Foreign Common
Stocks†	17,210,831	-	-	17,210,831
Registered Investment
Companies	29,738,086	-	-	29,738,086
U.S. Treasury	-	1,455,565	-	1,455,565
Liabilities ($)
Other Financial
Instruments:
Futures††	(1,330,053)	-	-	(1,330,053)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Stock Index Fund, Inc.
March 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Standard & Poor's 500 E-
mini	231	6/2018	31,856,703	30,526,650	(1,330,053)
Gross Unrealized Depreciation					(1,330,053)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2018, accumulated net unrealized appreciation on investments was $1,591,887,087, consisting of $1,623,480,278 gross unrealized appreciation and $31,593,191 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)